Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Cash flows from operating activities
Net income	$ (15,797,777)	$ (6,548,630)
Net income (loss) from discontinued operation	89,743	(216,213)
Net income (loss) from continuing operation	(15,887,520)	(6,332,417)
Depreciation and amortization	64,446	102,170
(Recovery)/Provision for doubtful accounts	(224,745)	3,705,250
Amortization of operating lease ROU assets	80,757
Impairment loss/write-downs off other assets	2,546,467
Imputed interest expense		137,699
Loss from disposal of assets	11,881	1,883
Stock-based compensation	12,355,200	540,000
Changes in assets and liabilities
(Increase) decrease in accounts receivable		14,611
(Increase) decrease in accounts receivable – related party	(1,236,980)
(Increase) decrease in inventories	629,449	313,239
(Increase) decrease in advances to suppliers	1,491,787	195,741
(Increase) decrease in notes receivable- customers sales	400,000
(Increase) decrease in notes receivable-related party customers sales	(174,166)	(212,472)
(Increase) decrease in loans to related parties		(33,202)
(Increase) decrease in due from related parties	(1,043,561)	5,706
(Increase) decrease other receivables	(49,252,553)
(Increase) decrease in other assets	(55,734)	(773,192)
(Decrease) increase in accrued and other liabilities	122,128	(65,039)
Decrease in account payable	(328)	(8,071)
(Increase) decrease in accounts payable – related party	74	(135,038)
(Increase) decrease in taxes payable	107,907	(38,947)
(Decrease) increase in contract liability	(780,536)
(Decrease) increase in contract liability – related party	(43,875)	113,094
(Decrease) increase in operating lease liabilities	11,433	88,380
Net cash used in operating activities of continued operations	(50,878,469)	(2,380,605)
Net cash provided by (used in) operating activities of discontinued operations	48,305	(296,762)
Cash Used in Operating Activities	(50,830,164)	(2,677,367)
Cash flows from investing activities
Purchase of fixed assets		(7,499)
Acquisition of investment	(465)
Disposal of fixed assets		7,626
Redemption/disposal of investments		1,088,383
Net cash (used in)/provided by investing activities of continued operations	(465)	1,088,510
Net cash (used in ) investing activities of discontinued operations	(728,332)	(260,262)
Cash (used in)/provided by Investing Activities	(728,797)	828,248
Cash flows from financing activities
Proceeds from owner’s injection of capital	49,999,998	1,192,782
Repayment to related party payable	(144,397)
Repayments of convertible debenture		(866,668)
Net cash provided by financing activities of continued operations	49,855,601	326,114
Net cash provided by financing activities of discontinued operations	734,771
Cash provided by Financing Activities	50,590,372	326,114
Net decrease of cash and cash equivalents	(968,589)	(1,523,005)
Effect of foreign currency translation on cash and cash equivalents	120,611	23,084
Cash, cash equivalents, and restricted cash – beginning of period	1,184,344	2,370,632
Less: cash and cash equivalents of discontinued operations	62,916	126,286
Cash, cash equivalents, and restricted cash – end of period	273,450	744,425
Reconciliation of Cash, Cash Equivalents & Restricted Cash to Statements of Cash Flows
Cash & cash equivalents	271,645	827,308
Restricted cash	1,805	43,403
Total cash, cash equivalents, and restricted cash	273,450	870,711
Supplementary cash flow information:
Interest received		3,623
Interest paid		101,626
Income taxes paid
Non-cash financing and investing activities:
Notes payable converted to common stock		$ 1,673,100